SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Other risk (Details) - COVID-19	12 Months Ended
Dec. 31, 2020
Accounts receivable
Unusual or Infrequent Item, or Both [Line Items]
Concentration of risk (as a percent)	33.50%
Revenue
Unusual or Infrequent Item, or Both [Line Items]
Concentration of risk (as a percent)	33.30%